Subsequent Events (Details) - $ / shares					12 Months Ended
	Apr. 04, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Warrants purchase						1,925,000	26,639,573
Warrant term					5 years
Warrant [Member]
Subsequent Events [Line Items]
New warrants outstanding					12,000,000
ADS [Member]
Subsequent Events [Line Items]
Warrants purchase		6,000,000	6,500,000	1,857,143
Exercise price per ADS (in Dollars per share)		$ 1.1	$ 1	$ 1
Reduced exercise price per ADS (in Dollars per share)					$ 0.46
Description of adjustment to the ratio of ordinary shares	On April 4, 2024, the Company effected an adjustment to the ratio of ordinary shares to American Depositary Shares (“ADS”) at a ratio of 10:1, such that after the ratio adjustment was effected, every 10 ADSs were consolidated into 1 ADS and each ADS now represents one hundred (100) ordinary shares instead of ten (10) ordinary shares prior to the ratio adjustment.
ADS [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercised Warrants to purchase					14,357,143
New warrants outstanding					16,714,286
ADS [Member] | New Warrants [Member]
Subsequent Events [Line Items]
Exercised Warrants to purchase					28,714,286
Reduced exercise price per ADS (in Dollars per share)					$ 0.485